Tax Status	12 Months Ended
Dec. 31, 2024
EBP 001
EBP, Tax Status [Line Items]
Tax Status

NOTE 6. TAX STATUS

The Plan adopted a prototype non-standardized profit-sharing plan with a cash or deferral arrangement, which received a favorable opinion letter from the Internal Revenue Service (IRS) on December 29, 2020, which stated that the Plan and related trust are designated in accordance with applicable sections of the Internal Revenue Code (IRC). The Plan has not received a determination letter specific to the plan itself. Although the Plan has been amended since received the determination letter, the plan administrator believes that the Plan is currently designed and is being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan has filed Form 5500, which is the annual return for employee benefit plans, for all years through December 31, 2023. The plan administrator believes it is no longer subject to income tax examinations for years prior to 2021.